Annual Total Returns - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Premium Class
Apr. 01, 2023
Bar Chart Table:
Annual Return 2013	0.02%
Annual Return 2014	0.04%
Annual Return 2015	0.06%
Annual Return 2016	0.24%
Annual Return 2017	0.56%
Annual Return 2018	1.13%
Annual Return 2019	1.21%
Annual Return 2020	0.37%
Annual Return 2021	0.02%
Annual Return 2022	0.88%